Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2017
Research And Development Expenses Tables
Research and development expenses
in € thousand	2015	2016	2017

Third-party services	1,960	3,757	8,856
Personnel expenses	1,153	1,293	4,681
Legal and consulting fees	77	95	643
Cost of materials	52	27	55
Other expenses	236	105	181
Research and development expenses	3,478	5,278	14,415